Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Events

Note 18 - Subsequent Events

The Company has evaluated subsequent events through the filing of this Quarterly Report on Form 10-Q, and determined that there have been no events that have occurred that would require adjustments to our disclosures in the consolidated financial statements except for the following:

Commitment for Senior Secured Term Loan Facility

On October 22, 2013, Barclays Bank PLC provided its commitment to the Company for a $2.175 billion senior secured term loan facility. The proceeds will be used (a) to fund the cash component of the consideration for the Cole Merger, (b) to refinance Cole's existing credit facilities and (c) to pay transaction costs. All amounts outstanding under the facility will bear interest, at the Company's option, at a rate per annum equal to a base rate plus 2.00% per annum or the reserve adjusted Eurodollar Rate plus 3.00% per annum. The facility will be available for drawings on or before April 22, 2014 subject to the Company's shareholder approval.

Completion of Acquisition of Assets

The following table presents certain information about the properties that the Company acquired from October 1, 2013 to November 6, 2013 (dollar amounts in thousands):

	No. of Buildings	Square Feet	Base Purchase Price(1)
Total Portfolio - September 30, 2013(2)	1,219	20,399,857	$3,033,684
Acquisitions	109	13,624,593	2,126,441
Total portfolio - November 6, 2013(2)	1,328	34,024,450	$5,160,125
(1)	Contract purchase price, excluding acquisition and transaction related costs.
(2)	Total portfolio excludes one vacant property contributed in September 2011, which was classified as held for sale at September 30, 2013.

Note 19 - Subsequent Events

The Company has evaluated subsequent events through the filing of this Current Report on Form 8-K, and determined that there have been no events that have occurred that would require adjustments to our disclosures in the consolidated financial statements except for the following:

Public Equity Offering

On January 24, 2013, the Company priced an underwritten public follow-on offering of 1,800,000 shares of its common stock, par value $0.01 per share. The offering price to the public in the offering was $13.47 per share (before underwriting discounts and commissions). The underwriters fully exercised their option to purchase an additional 270,000 shares of common stock at the public offering price, less underwriting discounts and commissions. The offering closed on January 29, 2013 for a total of 2,070,000 shares of common stock. As a result, the Company received total net proceeds of approximately $26.5 million, after deducting underwriting discounts, commissions and related expenses.

ATM Program

In January 2013, the Company commenced its "at the market" equity offering ("ATM") program in which it may from time to time offer and sell shares of its common stock having an aggregate offering proceeds of up to $60.0 million. The shares will be issued pursuant to the Company's $500.0 million universal shelf registration statement. As of April 30, 2013, the Company had issued 553,000 shares at a weighted average price per share of $16.02 for net proceeds of $8.9 million. As of April 30, 2013, $51.1 million of shares of common stock remained available for issuance under the ATM program.

Investments Securities

During February 2013, ARCT III sold all of its investment securities for $44.2 million.

Related Party Common Stock Ownership

On March 4, 2013, certain affiliates of the Company purchased 100,000 shares of the Company's common stock.

Completion of Acquisition of Assets

The following table presents certain information about the properties that the Company acquired from January 1, 2013 to May 7, 2013 (dollar amounts in thousands):

	No. of Buildings	Square Feet	Base Purchase Price(1)
Total Portfolio - December 31, 2012(2)	653	15,421,465	$1,798,436
Acquisitions	68	1,533,558	313,687
Total portfolio - May 7, 2013(2)	721	16,955,023	$2,112,123
(1)	Contract purchase price, excluding acquisition and transaction related costs.
(2)	Total portfolio excludes one vacant property contributed in September 2011 which was classified as held for sale at December 31, 2012.